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Introducing...

                                    BRAMWELL
                                   FOCUS FUND

                               Investment Return
                               for the two months
                               ended 12/31/99<F1>
                             ---------------------
                                     19.40%

                                    (PHOTO)

                           ELIZABETH R. BRAMWELL, CFA
                                President and
                            Chief Investment Officer

                               A non-diversified
                                  portfolio of
                                   companies
                                chosen for their
                                 above average
                                growth prospects

<F1> Inception 10/31/99 through 12/31/99. Performance is historical and is no guarantee of future results. The annual expense ratio of the Fund is capped at 1.75%. Investment returns and share value will fluctuate and you may have a gain or loss when shares are sold. The Prospectus contains more complete information, including fees and expenses. Please read it carefully before you invest or send money.

                                     (LOGO)
                                    Bramwell
                                     Funds

               For a Prospectus and an Investor Kit, please call

                                 1-800-BRAMCAP
                                 1-800-272-6227

                  745 Fifth Avenue - New York, New York 10151
                                www.bramwell.com